ORGANIZATION (Details)	Dec. 31, 2013
Queen's Road
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
WFOE
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
Joyful Dragon
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
WFOE's subsidiary
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
VIE
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Jiaxinhaoyuan
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Jinduyuanyou
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Qingdao
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Zhongchengtai
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%